Total
Hartford Multifactor REIT ETF
HARTFORD MULTIFACTOR REIT ETF

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

HARTFORD MULTIFACTOR US EQUITY ETF

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

HARTFORD MULTIFACTOR REIT ETF

(each, a “Fund” and collectively, the “Funds”)

Series of the Lattice Strategies Trust (the “Trust”)

______________________

Supplement dated December 14, 2016 to the Prospectus, dated February 1, 2016, as supplemented,

and Statement of Additional Information (“SAI”), dated February 1, 2016, as supplemented

______________________

This supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in connection with these documents.

On December 8, 2016, the Trust’s board of trustees (the “Board”) including all of the trustees who are not considered to be “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved an amendment to the Investment Advisory Agreement (the “Amendment”) between the Trust and Lattice Strategies LLC (the “Advisor”) that will take effect January 1, 2017.

Pursuant to the Amendment, effective January 1, 2017, the Advisor agrees to pay the (i) fees to and reimbursement of expenses of the Independent Trustees, (ii) fees paid to legal counsel to the Independent Trustees, and (iii) fees paid to the Trust’s chief compliance officer (collectively, “Assumed Costs”). Prior to the Amendment, the Trust’s Assumed Costs were reimbursed by the Advisor pursuant to an Expense Reimbursement Agreement dated January 25, 2016, between the Trust and the Advisor (the “Expense Reimbursement Agreement”). Since, upon the effectiveness of the Amendment, the Advisor will be responsible for the Assumed Costs, the Board also approved the termination of Expense Reimbursement Agreement, effective January 1, 2017.

Investors Should Retain This Supplement for Future Reference